CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues		$ 8,994	$ 10,571	$ 140,774
Cost of goods sold	7,434	21	4,819	85,397
Gross profit	(7,434)	8,973	5,752	55,377
Operating expenses
Selling expenses	76,879	34,379	172,029	151,600
General and administrative expenses	226,571	312,552	1,133,534	953,767
Research and development expenses	62,771	94,560	361,616	203,600
Total operating expenses	366,221	441,491	1,667,179	1,308,967
Loss from operations	(373,655)	(432,518)	(1,661,427)	(1,253,590)
Other income
Other income, net	(3,925)	23,981	57,560	59,368
Interest expense	5,921		(274)	1,006
Total other income(expense)	1,996	23,981	57,286	60,374
Net loss	(371,659)	(408,537)	(1,604,141)	(1,193,216)
Other comprehensive loss
Foreign currency translation adjustment	31,573	164,563	113,103	63,551
Total comprehensive loss	$ (340,086)	$ (243,974)	$ (1,491,038)	$ (1,129,665)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.08)	$ (0.06)
Weighted average shares outstanding
Basic and diluted (in shares)	19,171,759	19,009,002	19,130,098	18,596,678